Commitments, Contingencies and Other Liabilities - Narrative (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2018 USD ($) insurance_carrier	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rent expense				$ 4,018	$ 3,798	$ 3,768
Legal reserve							$ 28,000
Settlement amount paid		$ 23,000	$ 5,000
Number of insurance carriers settled | insurance_carrier	2
Litigation settlement, receivable recoverable from insurance	$ 12,500			$ 12,500